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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	4/30

Date of reporting period:	7/31/12

Item 1.  Schedule of Investments.

Invesco Energy Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us I-ENE-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments (a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.49%

Coal & Consumable Fuels–0.67%

Peabody Energy Corp.	431,837	$9,016,757

Integrated Oil & Gas–26.45%

BG Group PLC (United Kingdom)	428,448	8,418,659
BP PLC -ADR (United Kingdom)	523,297	20,879,550
Cenovus Energy Inc. (Canada)	161,511	4,935,506
Chevron Corp.	875,301	95,915,484
Exxon Mobil Corp.	988,204	85,825,517
Imperial Oil Ltd. (Canada)	627,714	26,885,936
Murphy Oil Corp.	275,967	14,808,389
Occidental Petroleum Corp.	1,005,491	87,507,882
Royal Dutch Shell PLC -ADR (United Kingdom) (b)	145,713	9,937,627
		355,114,550

Oil & Gas Drilling–8.27%

Ensco PLC -Class A (United Kingdom)	648,818	35,250,282
Helmerich & Payne, Inc. (b)	357,653	16,630,864
Nabors Industries Ltd. (b)(c)	471,513	6,525,740
Rowan Cos. PLC -Class A (b)(c)	219,684	7,717,499
Seadrill Ltd. (Bermuda) (b)	743,075	28,823,879
Transocean Ltd. (b)	342,585	16,043,256
		110,991,520

Oil & Gas Equipment & Services–28.59%

Baker Hughes Inc.	322,029	14,916,383
Cameron International Corp. (c)	1,093,254	54,957,879
Dresser-Rand Group, Inc. (c)	175,976	8,184,644
Halliburton Co.	1,891,903	62,678,746
Key Energy Services, Inc. (b)(c)	1,002,816	8,032,556
Lufkin Industries, Inc.	112,766	5,192,874
National Oilwell Varco Inc.	958,779	69,319,722
Oceaneering International, Inc.	154,351	7,978,403
Oil States International, Inc. (b)(c)	153,232	11,139,967
Schlumberger Ltd.	1,116,488	79,560,935
Weatherford International Ltd. (c)	5,139,423	61,930,047
		383,892,156

Oil & Gas Exploration & Production–26.15%

Anadarko Petroleum Corp.	753,287	52,308,249
Apache Corp.	779,762	67,153,103
Cabot Oil & Gas Corp.	268,350	11,321,687
Canadian Natural Resources Ltd. (Canada)	227,757	6,210,522
Cobalt International Energy, Inc. (c)	312,074	7,833,057
Devon Energy Corp.	114,562	6,772,905
EOG Resources, Inc.	474,961	46,550,928

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Kosmos Energy Ltd.(c)	668,996	$6,382,222
Marathon Oil Corp.	2,201,629	58,277,120
Midstates Petroleum Co. Inc.(c)	2,561,839	21,826,868
Noble Energy, Inc.	392,846	34,346,526
Pioneer Natural Resources Co.	149,910	13,286,523
Range Resources Corp.	108,337	6,781,896
Resolute Energy Corp.(b)(c)	650,238	5,637,564
Whiting Petroleum Corp.(c)	156,562	6,325,105
		351,014,275

Oil & Gas Refining & Marketing–2.75%

Marathon Petroleum Corp.	425,164	20,110,257
Phillips 66	447,643	16,831,377
		36,941,634

Oil & Gas Storage & Transportation–0.61%

Western Gas Partners LP	182,350	8,196,632
Total Common Stocks & Other Equity Interests (Cost $1,142,401,747)		1,255,167,524

Money Market Funds–6.21%

Liquid Assets Portfolio – Institutional Class (d)	41,650,470	41,650,470
Premier Portfolio – Institutional Class (d)	41,650,470	41,650,470
Total Money Market Funds (Cost $83,300,940)		83,300,940
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.70% (Cost $1,225,702,687)		1,338,468,464

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.09%

Liquid Assets Portfolio - Institutional Class (Cost $28,080,734) (d)(e)	28,080,734	28,080,734
TOTAL INVESTMENTS–101.79% (Cost $1,253,783,421)		1,366,549,198
OTHER ASSETS LESS LIABILITIES–(1.79)%		(24,033,629)
NET ASSETS–100.00%		$1,342,515,569

Investment Abbreviations:

ADR	—American Depositary Receipt

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2012.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Energy Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

E.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of

Invesco Energy Fund

F.	Foreign Currency Translations – (continued)

market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,358,130,539	$8,418,659	$—	$1,366,549,198

Invesco Energy Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2012 was $172,911,985 and $251,651,041, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$156,604,631
Aggregate unrealized (depreciation) of investment securities	(55,614,011)
Net unrealized appreciation of investment securities	$100,990,620
Cost of investments for tax purposes is $1,265,558,578.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

Invesco Energy Fund

Invesco Gold & Precious Metals Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us I-GPM-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.57%

Australia–4.85%

BHP Billiton Ltd. -ADR(a)	78,610	$ 5,214,988
Newcrest Mining Ltd.	660,924	16,138,916
		21,353,904

Brazil–5.59%

Yamana Gold Inc.	1,662,175	24,616,812

Canada–60.28%

Agnico-Eagle Mines Ltd.	308,724	13,531,373
Alamos Gold Inc.	368,381	5,773,628
Aurizon Mines Ltd. (b)	3,168,143	14,098,236
Barrick Gold Corp.	746,894	24,557,875
Cameco Corp.	431,845	9,025,561
Centerra Gold Inc.	537,248	3,861,972
Detour Gold Corp. (b)	420,100	9,315,079
Eldorado Gold Corp.	697,245	7,542,481
Franco-Nevada Corp.	406,641	19,841,486
Goldcorp, Inc. (a)	771,269	27,796,535
Harry Winston Diamond Corp. (b)	397,524	5,152,355
IAMGOLD Corp.	1,572,010	17,553,851
International Tower Hill Mines Ltd. (a)(b)	810,890	2,092,096
Kinross Gold Corp.	1,217,710	10,173,888
Kirkland Lake Gold, Inc. (b)	338,461	3,941,400
New Gold Inc. (b)	1,676,461	17,065,470
Osisko Mining Corp. (b)	1,560,897	13,336,877
Pan American Silver Corp.	591,065	8,830,511
Queenston Mining, Inc. (b)	840,270	2,764,597
Rubicon Minerals Corp. (b)	2,861,234	8,957,403
Silver Wheaton Corp.	898,421	24,742,514
Tahoe Resources Inc. (b)	667,486	10,088,821
Torex Gold Resources Inc. (b)	2,856,479	5,553,474
		265,597,483

Peru–0.69%

Cia de Minas Buenaventura S.A. -ADR	83,453	3,039,358

South Africa–9.87%

Gold Fields Ltd. -ADR	1,049,282	13,535,738
Harmony Gold Mining Co. Ltd. -ADR	418,196	4,106,684
Impala Platinum Holdings Ltd.	126,463	1,976,950
Randgold Resources Ltd. -ADR	266,933	23,885,165
		43,504,537

United States–18.29%

Coeur d’Alene Mines Corp. (b)	125,667	2,049,629
Freeport-McMoRan Copper & Gold Inc.	488,094	16,434,125
iShares Gold Trust - ETF (b)	812,600	12,774,072
Newmont Mining Corp.	445,495	19,811,162

	Shares	Value

United States–(continued)

SPDR Gold Trust - ETF (b)	119,000	$ 18,628,260
Stillwater Mining Co. (b)	1,226,377	10,890,228
		80,587,476

Total Common Stocks & Other Equity Interests (Cost $434,658,745)		438,699,570

Money Market Funds–0.56%

Liquid Assets Portfolio – Institutional Class (c)	1,233,130	1,233,130
Premier Portfolio – Institutional Class (c)	1,233,130	1,233,130
Total Money Market Funds (Cost $2,466,260)		2,466,260

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.14% (Cost $437,125,005)		441,165,830

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.99%

Liquid Assets Portfolio - Institutional Class (Cost $13,158,200)(c)(d)	13,158,200	13,158,200
TOTAL INVESTMENTS–103.12% (Cost $450,283,205)		454,324,030
OTHER ASSETS LESS LIABILITIES–(3.12)%		(13,766,952)
NET ASSETS–100.00%		$440,557,078

Investment Abbreviations:

ADR	—American Depositary Receipt

ETF	—Exchange-Traded Fund

SPDR	—Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2012.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Gold & Precious Metals Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Gold & Precious Metals Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Gold & Precious Metals Fund

	Level 1	Level 2	Level 3	Total
Australia	$5,214,988	$16,138,916	$--	$21,353,904
Brazil	24,616,812	--	--	24,616,812
Canada	265,597,483	--	--	265,597,483
Peru	3,039,358	--	--	3,039,358
South Africa	41,527,587	1,976,950	--	43,504,537
United States	96,211,936	--	--	96,211,936
Total Investments	$436,208,164	$18,115,866	$--	$454,324,030

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2012 was $0 and $3,645,604, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 31,606,001
Aggregate unrealized (depreciation) of investment securities	(74,980,434)
Net unrealized appreciation (depreciation) of investment securities	$ (43,374,433)
Cost of investments for tax purposes is $497,698,463.

Invesco Gold & Precious Metals Fund

Invesco Leisure Fund Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us I-LEI-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.85%

Advertising–4.62%

Interpublic Group of Cos., Inc. (The)	1,197,385	$ 11,818,190
National CineMedia, Inc.	260,052	3,677,135
		15,495,325

Apparel Retail–5.74%

bebe stores, inc.	708,764	4,252,584
Express, Inc. (b)	220,951	3,557,311
Foot Locker, Inc.	81,774	2,700,178
Gap, Inc. (The)	164,785	4,859,510
Tilly’s Inc. Class A (b)	107,654	1,788,133
TJX Cos., Inc. (The)	47,005	2,081,381
		19,239,097

Apparel, Accessories & Luxury Goods–4.55%

Michael Kors Holdings Ltd. (b)	89,662	3,702,144
Prada S.p.A. (Italy)(c)	573,538	3,938,442
Prada S.p.A. (Italy)	263,300	1,808,062
Under Armour, Inc. -Class A (b)(d)	106,371	5,790,837
		15,239,485

Auto Parts & Equipment–0.72%

Johnson Controls, Inc.	97,451	2,402,167

Automobile Manufacturers–2.78%

Ford Motor Co.	394,504	3,645,217
Honda Motor Co., Ltd. (Japan)	93,573	3,006,390
Tesla Motors, Inc. (b)(d)	97,746	2,680,196
		9,331,803

Automotive Retail–1.05%

Group 1 Automotive, Inc.	65,654	3,528,903

Broadcasting–5.73%

CBS Corp. -Class B	360,994	12,078,859
Scripps Networks Interactive -Class A	132,428	7,131,248
		19,210,107

Building Products–1.39%

Trex Co., Inc. (b)(d)	182,253	4,643,806

Cable & Satellite–10.59%

Comcast Corp. -Class A	346,686	11,284,629
DIRECTV -Class A (b)	237,009	11,769,867
DISH Network Corp. -Class A	262,479	8,073,854
Sirius XM Radio Inc. (b)(d)	2,024,654	4,373,253
		35,501,603

Casinos & Gaming–5.40%

Las Vegas Sands Corp.	144,081	5,247,430
Penn National Gaming, Inc. (b)	329,847	12,837,645
		18,085,075

	Shares	Value

Computer Hardware–3.82%

Apple Inc. (b)	20,976	$ 12,811,302

Department Stores–4.03%

Macy’s, Inc.	264,580	9,482,547
Nordstrom, Inc.	74,266	4,020,761
		13,503,308

Distributors–1.57%

Pool Corp.	142,993	5,270,722

Footwear–1.03%

NIKE, Inc. -Class B	37,086	3,461,978

General Merchandise Stores–0.58%

Dollar Tree, Inc. (b)	38,362	1,931,143

Home Entertainment Software–0.48%

Electronic Arts Inc. (b)	144,460	1,591,949

Home Furnishings–0.73%

La-Z-Boy Inc. (b)	203,689	2,436,120

Home Improvement Retail–4.62%

Home Depot, Inc. (The)	263,984	13,774,685
Lowe’s Cos., Inc.	67,038	1,700,754
		15,475,439

Homebuilding–4.17%

D.R. Horton, Inc.	273,376	4,819,619
PulteGroup Inc. (b)	809,643	9,148,966
		13,968,585

Homefurnishing Retail–1.64%

Mattress Firm Holding Corp. (b)(d)	189,009	5,511,502

Hotels, Resorts & Cruise Lines–1.03%

Marriott International Inc. -Class A	95,226	3,468,131

Housewares & Specialties–1.03%

Jarden Corp.	76,681	3,465,981

Internet Retail–4.95%

Amazon.com, Inc. (b)	44,292	10,333,324
Priceline.com Inc. (b)	9,475	6,269,986
		16,603,310

Internet Software & Services–4.64%

Baidu, Inc. -ADR (China)(b)	33,044	3,982,463
eBay Inc. (b)	46,884	2,076,961
Facebook Inc. -Class A (b)(d)	73,085	1,586,675
Facebook Inc. -Class B (Acquired 04/04/12-04/05/12; Cost $2,737,697)(b)	82,318	1,519,055
Google Inc. -Class A (b)	7,417	4,694,739

See accompanying notes which are an integral part of this schedule.

Invesco Leisure Fund

	Shares	Value

Internet Software & Services–(continued)

Millennial Media Inc. (b)(d)	86,694	$ 860,872
Yandex NV -Class A (Russia)(b)	43,162	830,005
		15,550,770

Motorcycle Manufacturers–1.55%

Harley-Davidson, Inc.	120,376	5,203,855

Movies & Entertainment–13.00%

News Corp. -Class A	346,186	7,969,202
Time Warner Inc.	244,093	9,548,918
Viacom Inc. -Class A	116,252	5,676,585
Viacom Inc. -Class B	75,281	3,516,375
Walt Disney Co. (The)	343,105	16,860,180
		43,571,260

Packaged Foods & Meats–0.39%

Annie’s, Inc. (b)(d)	22,272	907,584
Diamond Foods, Inc. (d)	25,202	410,037
		1,317,621

Restaurants–5.31%

Chipotle Mexican Grill, Inc. (b)	22,430	6,556,962
Domino’s Pizza, Inc.	100,035	3,415,195
Starbucks Corp.	173,181	7,841,636
		17,813,793

Soft Drinks–1.03%

Monster Beverage Corp. (b)	52,185	3,468,737

Systems Software–0.68%

Rovi Corp. (b)	170,590	2,282,494
Total Common Stocks & Other Equity Interests (Cost $271,445,606)		331,385,371

Money Market Funds–1.46%

Liquid Assets Portfolio – Institutional Class (e)	2,438,505	2,438,505
Premier Portfolio – Institutional Class (e)	2,438,504	2,438,504
Total Money Market Funds (Cost $4,877,009)		4,877,009
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.31% (Cost $276,322,615)		336,262,380

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–4.10%

Liquid Assets Portfolio–Institutional Class (Cost $13,736,380)(e)(f)	13,736,380	13,736,380
TOTAL INVESTMENTS–104.41% (Cost $290,058,995)		349,998,760
OTHER ASSETS LESS LIABILITIES–(4.41)%		(14,771,264)
NET ASSETS–100.00%		$335,227,496

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2012 represented 1.18% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at July 31, 2012.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Leisure Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Leisure Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Leisure Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$339,726,811	$10,271,949	$--	$349,998,760

Invesco Leisure Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2012 was $47,118,072 and $78,461,628, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 79,415,978
Aggregate unrealized (depreciation) of investment securities	(19,707,784)
Net unrealized appreciation of investment securities	$ 59,708,194
Cost of investments for tax purposes is $290,290,566.

Invesco Leisure Fund

Invesco Technology Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2012

invesco.com/us I-TEC-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.56%

Application Software–6.06%

Autodesk, Inc. (b)	226,081	$ 7,668,667
Citrix Systems, Inc. (b)	108,249	7,867,537
Informatica Corp. (b)	69,252	2,043,627
Nuance Communications, Inc. (b)	130,591	2,657,527
Quest Software, Inc. (b)	187,118	5,228,077
Salesforce.com, Inc. (b)	101,654	12,641,691
TIBCO Software Inc. (b)	126,553	3,554,874
		41,662,000

Communications Equipment–10.41%

ADTRAN, Inc.	140,234	3,026,250
Brocade Communications Systems, Inc. (b)	795,547	3,953,869
Ciena Corp. (b)	132,397	2,122,324
Cisco Systems, Inc.	717,404	11,442,594
F5 Networks, Inc. (b)	66,328	6,193,709
Finisar Corp. (b)	231,952	2,883,163
JDS Uniphase Corp. (b)	591,829	5,823,597
Juniper Networks, Inc. (b)	86,076	1,508,912
Palo Alto Networks, Inc. (b)	13,050	745,677
QUALCOMM, Inc.	523,227	31,226,187
Sonus Networks, Inc. (b)	1,103,423	1,831,682
Ubiquiti Networks Inc. (b)	56,720	802,021
		71,559,985

Computer Hardware–13.62%

Apple Inc. (b)	153,395	93,687,530

Computer Storage & Peripherals–4.45%

EMC Corp. (b)	1,010,059	26,473,646
Synaptics Inc. (b)	157,436	4,153,162
		30,626,808

Data Processing & Outsourced Services–8.18%

Alliance Data Systems Corp. (b)	83,865	10,902,450
Genpact Ltd. (Bermuda)(b)	544,882	9,491,844
MasterCard, Inc. -Class A	30,828	13,458,580
VeriFone Systems, Inc. (b)	192,464	6,984,519
Visa Inc. -Class A	119,252	15,391,856
		56,229,249

Electronic Components–0.41%

Dolby Laboratories Inc. -Class A (b)	79,954	2,818,379

Electronic Manufacturing Services–1.95%

Jabil Circuit, Inc.	442,182	9,595,349
Sanmina-SCI Corp. (b)	443,736	3,789,506
		13,384,855

	Shares	Value

Internet Retail–2.23%

Amazon.com, Inc. (b)	35,384	$ 8,255,087
Priceline.com Inc. (b)	10,710	7,087,236
		15,342,323

Internet Software & Services–8.07%

Ancestry.com, Inc. (b)	122,676	4,105,966
eBay Inc. (b)	85,568	3,790,662
Facebook Inc. -Class B (Acquired 04/04/12-04/05/12; Cost $7,402,904)(b)(c)	222,593	4,107,620
Google Inc. -Class A (b)	34,096	21,581,745
LogMeIn, Inc. (b)	225,229	4,268,089
ValueClick, Inc. (b)	429,128	6,741,601
Velti PLC (Ireland)(b)	287,629	1,567,578
VeriSign, Inc. (b)	209,771	9,318,028
		55,481,289

IT Consulting & Other Services–6.57%

Accenture PLC -Class A	183,192	11,046,478
Cognizant Technology Solutions Corp. -Class A (b)	375,863	21,337,742
International Business Machines Corp.	65,487	12,834,142
		45,218,362

Life Sciences Tools & Services–1.20%

Agilent Technologies, Inc.	214,709	8,221,208

Other Diversified Financial Services–0.41%

BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Acquisition Cost $25,801,962)(b)(c)(d)	--	2,842,444

Research & Consulting Services–0.49%

Acacia Research (b)	119,266	3,376,420

Semiconductor Equipment–1.95%

Cymer, Inc. (b)	126,387	7,230,600
Teradyne, Inc. (b)	420,538	6,186,114
		13,416,714

Semiconductors–19.18%

ARM Holdings PLC -ADR (United Kingdom)	53,751	1,396,451
Atmel Corp. (b)	457,498	2,680,938
Avago Technologies Ltd.	194,587	7,199,719
Broadcom Corp. -Class A (b)	414,074	14,028,827
Cirrus Logic, Inc. (b)	109,018	4,008,592
Cypress Semiconductor Corp. (b)	464,297	4,963,335
Diodes Inc. (b)	271,306	5,138,536
Fairchild Semiconductor International, Inc. (b)	399,278	5,533,993

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

	Shares	Value

Semiconductors–(continued)

Intel Corp.	534,792	$ 13,744,154
Intermolecular Inc. (b)	437,354	2,912,778
Lattice Semiconductor Corp. (b)	1,465,951	5,438,678
MA-COM Technology Solutions Holdings Inc. (b)	193,965	3,431,241
Marvell Technology Group Ltd.	575,911	6,484,758
Micron Technology, Inc. (b)	794,340	4,932,851
Microsemi Corp. (b)	888,434	17,200,082
ON Semiconductor Corp. (b)	823,161	5,712,737
Semtech Corp. (b)	373,001	8,910,994
Skyworks Solutions, Inc. (b)	197,672	5,718,651
Texas Instruments Inc.	164,754	4,487,899
Volterra Semiconductor Corp. (b)	209,318	4,810,128
Xilinx, Inc.	97,042	3,144,161
		131,879,503

Systems Software–12.38%

Ariba Inc. (b)	38,389	1,705,623
Check Point Software Technologies Ltd. (Israel)(b)	295,214	14,338,544
CommVault Systems, Inc. (b)	107,931	5,236,812
Fortinet Inc. (b)	343,895	8,256,919
Infoblox, Inc. (b)	81,685	1,716,202
Microsoft Corp.	716,038	21,101,640
Oracle Corp.	604,872	18,267,134
Red Hat, Inc. (b)	139,688	7,495,658
Rovi Corp. (b)	130,225	1,742,411
Symantec Corp. (b)	336,201	5,295,166
		85,156,109
Total Common Stocks & Other Equity Interests (Cost $531,283,466)		670,903,178

Money Market Funds–2.33%

Liquid Assets Portfolio – Institutional Class (e)	8,021,211	8,021,211
Premier Portfolio – Institutional Class (e)	8,021,210	8,021,210
Total Money Market Funds (Cost $16,042,421)		16,042,421
TOTAL INVESTMENTS–99.89% (Cost $547,325,887)		686,945,599
OTHER ASSETS LESS LIABILITIES–0.11%		748,237
NET ASSETS–100.00%		$687,693,836

Investment Abbreviations:

ADR            —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $6,950,064, which represented 1.01% of the Fund’s Net Assets.

(d)	The Fund has a 10.29% ownership of BlueStream Ventures L.P. (“BlueStream”) and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of July 31, 2012 represented 0.41% of the Fund’s Net Assets. See Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Technology Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Technology Fund

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$679,995,535	$4,107,620	$2,842,444	$686,945,599

NOTE 3 -- Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in affiliates for the three months ended July 31, 2012.

	Value 04/30/12	Purchases at Cost		Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/12	Dividend Income
BlueStream Ventures L.P.	$ 2,853,386	$ --	$	--	$(10,942)	$--	$ 2,842,444	$ --

Invesco Technology Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2012 was $53,875,847 and $78,112,085, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 223,994,928
Aggregate unrealized (depreciation) of investment securities	(67,920,582)
Net unrealized appreciation of investment securities	$ 156,074,346
Cost of investments for tax purposes is $530,871,253.

NOTE 5 -- Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

Invesco Technology Fund

Invesco Technology Sector Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us MS-TECH-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.45%

Application Software–6.06%

Autodesk, Inc. (b)	32,959	$1,117,969
Citrix Systems, Inc. (b)	15,716	1,142,239
Informatica Corp. (b)	10,278	303,304
Nuance Communications, Inc. (b)	19,296	392,674
Quest Software, Inc. (b)	27,253	761,449
Salesforce.com, Inc. (b)	14,972	1,861,918
TIBCO Software Inc. (b)	18,782	527,586
		6,107,139

Communications Equipment–10.48%

ADTRAN, Inc.	20,812	449,123
Brocade Communications Systems, Inc. (b)	118,195	587,429
Ciena Corp. (b)	19,819	317,699
Cisco Systems, Inc.	104,211	1,662,165
F5 Networks, Inc. (b)	9,819	916,898
Finisar Corp. (b)	34,424	427,890
JDS Uniphase Corp. (b)	85,174	838,112
Juniper Networks, Inc. (b)	12,367	216,794
Palo Alto Networks, Inc. (b)	1,902	108,680
QUALCOMM, Inc.	78,045	4,657,726
Sonus Networks, Inc. (b)	161,460	268,024
Ubiquiti Networks Inc. (b)	8,200	115,948
		10,566,488

Computer Hardware–13.34%

Apple Inc. (b)	22,027	13,453,210

Computer Storage & Peripherals–4.70%

EMC Corp. (b)	157,104	4,117,696
Synaptics Inc. (b)	23,695	625,074
		4,742,770

Data Processing & Outsourced Services–8.15%

Alliance Data Systems Corp. (b)	12,307	1,599,910
Genpact Ltd. (Bermuda)(b)	81,780	1,424,607
MasterCard, Inc. -Class A	4,416	1,927,893
VeriFone Systems, Inc. (b)	28,085	1,019,205
Visa Inc. -Class A	17,383	2,243,624
		8,215,239

Electronic Components–0.41%

Dolby Laboratories Inc. -Class A (b)	11,656	410,874

	Shares	Value

Electronic Manufacturing Services–1.93%

Jabil Circuit, Inc.	64,496	$1,399,563
Sanmina-SCI Corp. (b)	63,826	545,074
		1,944,637

Internet Retail–2.23%

Amazon.com, Inc. (b)	5,183	1,209,194
Priceline.com Inc. (b)	1,567	1,036,946
		2,246,140

Internet Software & Services–8.19%

Ancestry.com, Inc. (b)	17,955	600,954
eBay Inc. (b)	12,476	552,687
Facebook Inc. -Class B (Acquired 04/04/12-04/05/12; Cost $1,100,826)(b)(c)	33,100	610,811
Google Inc. -Class A (b)	5,017	3,175,610
LogMeIn, Inc. (b)	32,835	622,223
ValueClick, Inc. (b)	62,417	980,571
Velti PLC (Ireland)(b)	43,304	236,007
VeriSign, Inc. (b)	33,237	1,476,388
		8,255,251

IT Consulting & Other Services–5.38%

Accenture PLC -Class A	27,594	1,663,918
Cognizant Technology Solutions Corp. -Class A (b)	35,775	2,030,947
International Business Machines Corp.	8,833	1,731,091
		5,425,956

Life Sciences Tools & Services–1.19%

Agilent Technologies, Inc.	31,301	1,198,515

Research & Consulting Services–0.51%

Acacia Research (b)	18,073	511,647

Semiconductor Equipment–1.93%

Cymer, Inc. (b)	19,215	1,099,290
Teradyne, Inc. (b)	57,802	850,268
		1,949,558

Semiconductors–19.45%

ARM Holdings PLC -ADR (United Kingdom)	8,365	217,323
Atmel Corp. (b)	66,695	390,833
Avago Technologies Ltd.	28,365	1,049,505
Broadcom Corp. -Class A (b)	60,383	2,045,776
Cirrus Logic, Inc. (b)	15,849	582,768
Cypress Semiconductor Corp. (b)	70,490	753,538
Diodes Inc. (b)	40,264	762,600

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

	Shares	Value

Semiconductors–(continued)

Fairchild Semiconductor International, Inc. (b)	59,257	$821,302
Intel Corp.	77,687	1,996,556
Intermolecular Inc. (b)	65,644	437,189
Lattice Semiconductor Corp. (b)	213,209	791,005
MA-COM Technology Solutions Holdings Inc. (b)	28,153	498,027
Marvell Technology Group Ltd.	83,118	935,909
Micron Technology, Inc. (b)	158,620	985,030
Microsemi Corp. (b)	131,806	2,551,764
ON Semiconductor Corp. (b)	115,642	802,555
Semtech Corp. (b)	56,629	1,352,867
Skyworks Solutions, Inc. (b)	29,851	863,589
Texas Instruments Inc.	23,819	648,829
Volterra Semiconductor Corp. (b)	29,508	678,094
Xilinx, Inc.	13,897	450,263
		19,615,322

Systems Software–11.50%

Ariba Inc. (b)	5,632	250,230
Check Point Software Technologies Ltd. (Israel)(b)	43,203	2,098,370
CommVault Systems, Inc. (b)	15,541	754,049
Fortinet Inc. (b)	49,258	1,182,685
Infoblox, Inc. (b)	11,738	246,615
Microsoft Corp.	103,140	3,039,536
Oracle Corp.	89,467	2,701,903
Red Hat, Inc. (b)	20,042	1,075,454
Rovi Corp. (b)	18,074	241,830
		11,590,672
Total Common Stocks & Other Equity Interests (Cost $83,423,217)		96,233,418

Money Market Funds–4.96%

Liquid Assets Portfolio – Institutional Class (d)	2,497,998	2,497,998
Premier Portfolio – Institutional Class (d)	2,497,999	2,497,999
Total Money Market Funds (Cost $4,995,997)		4,995,997
TOTAL INVESTMENTS–100.41% (Cost $88,419,214)		101,229,415
OTHER ASSETS LESS LIABILITIES–(0.41)%		(413,454)
NET ASSETS–100.00%		$100,815,961

Investment Abbreviations:

ADR             —American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2012 represented 0.61% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Technology Sector Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Technology Sector Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$100,618,604	$610,811	$—	$101,229,415

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2012 was $7,849,398 and $12,021,447, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$20,253,761
Aggregate unrealized (depreciation) of investment securities	(7,727,596)
Net unrealized appreciation of investment securities	$12,526,165
Cost of investments for tax purposes is $88,703,250.

Invesco Technology Sector Fund

Invesco Utilities Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us I-UTI-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks–94.12%

Electric Utilities–51.93%

American Electric Power Co., Inc.	470,925	$19,891,872
Duke Energy Corp.	230,554	15,626,950
Edison International	314,866	14,540,512
Entergy Corp.	212,909	15,472,097
Exelon Corp.	562,604	22,009,069
FirstEnergy Corp.	185,467	9,314,153
NextEra Energy, Inc.	59,599	4,225,569
Northeast Utilities	291,889	11,640,533
Pepco Holdings, Inc.	879,970	17,564,201
Pinnacle West Capital Corp.	129,797	6,949,331
Portland General Electric Co.	664,980	18,107,405
PPL Corp.	304,764	8,807,680
Southern Co. (The)	405,815	19,539,992
Xcel Energy, Inc.	635,375	18,616,488
		202,305,852

Gas Utilities–6.32%

AGL Resources Inc.	247,066	10,006,173
Atmos Energy Corp.	116,010	4,158,959
ONEOK, Inc.	56,318	2,506,714
UGI Corp.	259,159	7,943,223
		24,615,069

Independent Power Producers & Energy Traders–4.91%

Calpine Corp. (b)	561,307	9,592,737
NRG Energy, Inc.	480,236	9,518,277
		19,111,014

Integrated Telecommunication Services–4.61%

AT&T Inc.	132,239	5,014,503
CenturyLink Inc.	136,213	5,658,288
Verizon Communications Inc.	161,863	7,306,496
		17,979,287

Multi-Utilities–26.35%

CMS Energy Corp.	168,165	4,146,949
Consolidated Edison, Inc.	46,700	3,012,150
Dominion Resources, Inc.	300,773	16,334,982
DTE Energy Co.	130,388	8,001,911
E.ON AG (Germany)	289,317	6,152,097
National Grid PLC (United Kingdom)	1,729,948	17,936,631
NiSource Inc.	144,487	3,697,422
PG&E Corp.	217,026	10,017,920
Public Service Enterprise Group Inc.	212,861	7,075,500
Sempra Energy	202,077	14,228,242

	Shares	Value

Multi-Utilities–(continued)

TECO Energy, Inc.	661,794	$12,038,033
		102,641,837
Total Common Stocks (Cost $297,891,633)		366,653,059

Money Market Funds–5.68%

Liquid Assets Portfolio – Institutional Class (c)	11,063,793	11,063,793
Premier Portfolio – Institutional Class (c)	11,063,794	11,063,794
Total Money Market Funds (Cost $22,127,587)		22,127,587
TOTAL INVESTMENTS–99.80% (Cost $320,019,220)		388,780,646
OTHER ASSETS LESS LIABILITIES–0.20%		792,862
NET ASSETS–100.00%		$389,573,508

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Utilities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Utilites Fund

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended July 31, 2012, there were transfers from Level 1 to Level 2 of $24,088,728 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$364,691,918	$24,088,728	$—	$388,780,646

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2012 was $579,080 and $3,905,756, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$73,062,633
Aggregate unrealized (depreciation) of investment securities	(4,725,596)
Net unrealized appreciation of investment securities	$68,337,037
Cost of investments for tax purposes is $320,443,609.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

Invesco Utilities Fund

Invesco American Value Fund
Effective September 24, 2012, Invesco Van Kampen American Value Fund was renamed Invesco American Value Fund. Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us VK-AMVA-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.53%

Alternative Carriers–3.73%

tw telecom inc. (b)	1,721,030	$43,249,484

Asset Management & Custody Banks–2.31%

Northern Trust Corp.	589,453	26,761,166

Automotive Retail–0.98%

Advance Auto Parts, Inc.	161,596	11,335,959

Communications Equipment–1.53%

Juniper Networks, Inc. (b)	1,010,054	17,706,247

Computer Hardware–1.90%

Diebold, Inc.	679,922	21,995,477

Data Processing & Outsourced Services–3.25%

Fidelity National Information Services, Inc.	1,198,714	37,687,568

Diversified Banks–1.94%

Comerica Inc.	743,352	22,456,664

Electric Utilities–3.57%

Edison International	896,326	41,392,335

Electronic Manufacturing Services–1.91%

Flextronics International Ltd. (Singapore)(b)	3,454,813	22,145,351

Food Distributors–1.18%

Sysco Corp.	466,489	13,710,112

Food Retail–0.67%

Safeway Inc.	498,484	7,751,426

Health Care Facilities–4.64%

Brookdale Senior Living Inc. (b)	1,480,352	24,366,594
HealthSouth Corp. (b)	1,315,784	29,473,561
		53,840,155

Heavy Electrical Equipment–2.34%

Babcock & Wilcox Co. (The) (b)	1,081,828	27,153,883

Home Furnishings–2.75%

Mohawk Industries, Inc. (b)	480,275	31,904,668

Housewares & Specialties–3.39%

Newell Rubbermaid Inc.	2,230,040	39,360,206

Industrial Machinery–4.69%

Ingersoll-Rand PLC	388,622	16,481,459
Snap-on Inc.	559,820	37,944,600
		54,426,059

	Shares	Value

Insurance Brokers–4.96%

Marsh & McLennan Cos., Inc.	997,757	$33,135,510
Willis Group Holdings PLC	660,906	24,440,304
		57,575,814

Integrated Oil & Gas–2.02%

Murphy Oil Corp.	436,684	23,432,463

Investment Banking & Brokerage–0.42%

Charles Schwab Corp. (The)	387,953	4,899,846

Life Sciences Tools & Services–0.88%

PerkinElmer, Inc.	401,483	10,257,891

Motorcycle Manufacturers–1.26%

Harley-Davidson, Inc.	339,165	14,662,103

Multi-Utilities–2.51%

CenterPoint Energy, Inc.	971,544	20,460,717
Wisconsin Energy Corp.	211,222	8,605,184
		29,065,901

Office Electronics–2.46%

Zebra Technologies Corp. - Class A (b)	827,265	28,573,733

Oil & Gas Exploration & Production–2.77%

Newfield Exploration Co. (b)	193,335	5,902,518
Pioneer Natural Resources Co.	195,697	17,344,625
WPX Energy Inc. (b)	559,022	8,916,401
		32,163,544

Oil & Gas Storage & Transportation–2.13%

Williams Cos., Inc. (The)	776,874	24,696,824

Packaged Foods & Meats–2.62%
ConAgra Foods, Inc.	1,231,011	30,393,662

Paper Packaging–5.07%

Sealed Air Corp.	2,101,399	34,042,664
Sonoco Products Co.	817,473	24,777,606
		58,820,270

Personal Products–0.97%

Avon Products, Inc.	723,942	11,213,862

Property & Casualty Insurance–2.82%

ACE Ltd.	444,407	32,663,914

Regional Banks–4.71%

BB&T Corp.	878,422	27,556,098
Wintrust Financial Corp.	737,808	27,084,932
		54,641,030

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Restaurants–2.26%

Darden Restaurants, Inc.	511,221	$26,164,291

Retail REIT’s–1.80%

Weingarten Realty Investors	777,951	20,911,323

Specialty Chemicals–2.83%

W.R. Grace & Co. (b)	585,202	32,794,720

Specialty Stores–2.24%

Staples, Inc.	2,040,708	25,998,620

Systems Software–2.20%

BMC Software, Inc. (b)	643,322	25,475,551

Trucking–0.82%

Swift Transportation Co. -Class A(b)	1,152,738	9,567,725
Total Common Stocks & Other Equity Interests (Cost $953,578,533)		1,026,849,847

	Principal Amount

Bonds and Notes–0.99%

Health Care Facilities–0.99%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18 (Cost $11,046,270)	$12,036,000	11,464,290

	Shares

Preferred Stocks–0.90%

Health Care Facilities–0.90%

HealthSouth Corp., Series A, $65.00 Conv. Pfd. (Cost $8,253,529)	9,900	10,484,100

Money Market Funds–10.49%

Liquid Assets Portfolio – Institutional Class (c)	60,837,738	60,837,738
Premier Portfolio – Institutional Class (c)	60,837,738	60,837,738
Total Money Market Funds (Cost $121,675,476)		121,675,476
TOTAL INVESTMENTS–100.91% (Cost $1,094,553,808)		1,170,473,713
OTHER ASSETS LESS LIABILITIES–(0.91)%		(10,571,364)
NET ASSETS–100.00%		$1,159,902,349

Investment Abbreviations:

Conv.	—Convertible
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sr.	—Senior
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco American Value Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1–	Prices are determined using quoted prices in an active market for identical assets.
Level 2–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco American Value Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,148,525,323	$10,484,100	$—	$1,159,009,423
Corporate Debt Securities	—	11,464,290	—	11,464,290
Total Investments	$1,148,525,323	$21,948,390	$—	$1,170,473,713

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2012 was $121,633,898 and $23,702,646, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$142,699,152
Aggregate unrealized (depreciation) of investment securities	(68,178,408)
Net unrealized appreciation of investment securities	$74,520,744
Cost of investments for tax purposes is $1,095,952,969.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

Invesco American Value Fund

Invesco Comstock Fund
Effective September 24, 2012, Invesco Van Kampen Comstock Fund was renamed Invesco Comstock Fund.
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us VK-COM-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.63%

Aerospace & Defense–1.42%

Honeywell International Inc.	994,421	$ 57,726,139
Textron Inc.	2,312,440	60,239,062
		117,965,201

Aluminum–0.99%

Alcoa Inc.	9,713,584	82,274,056

Asset Management & Custody Banks–2.38%

Bank of New York Mellon Corp. (The)	7,515,637	159,932,755
State Street Corp.	916,589	37,011,864
		196,944,619

Automobile Manufacturers–1.46%

General Motors Co. (b)	6,134,281	120,906,679

Cable & Satellite–5.97%

Comcast Corp. -Class A	9,566,113	311,376,978
Time Warner Cable Inc.	2,158,196	183,295,586
		494,672,564

Communications Equipment–0.93%

Cisco Systems, Inc.	4,837,172	77,152,893

Computer Hardware–1.91%

Dell Inc. (b)	1,999,236	23,750,924
Hewlett-Packard Co.	7,364,658	134,331,362
		158,082,286

Department Stores–0.22%

Kohl’s Corp.	370,019	18,397,345

Diversified Banks–3.09%

U.S. Bancorp	2,050,745	68,699,957
Wells Fargo & Co.	5,530,191	186,975,758
		255,675,715

Drug Retail–1.74%

CVS Caremark Corp.	3,188,162	144,264,330

Electric Utilities–2.68%

FirstEnergy Corp.	1,703,839	85,566,795
PPL Corp.	4,722,806	136,489,093
		222,055,888

Electrical Components & Equipment–1.10%

Emerson Electric Co.	1,912,621	91,365,905

Electronic Components–1.13%

Corning Inc.	8,166,469	93,179,411

	Shares	Value

General Merchandise Stores–0.82%

Target Corp.	1,121,145	$ 67,997,444

Health Care Distributors–0.91%

Cardinal Health, Inc.	1,741,920	75,059,333

Home Improvement Retail–1.01%

Lowe’s Cos., Inc.	3,288,471	83,428,509

Hotels, Resorts & Cruise Lines–0.81%

Carnival Corp.	2,024,113	67,362,481

Household Products–0.37%

Procter & Gamble Co. (The)	473,109	30,534,455

Hypermarkets & Super Centers–0.79%

Wal-Mart Stores, Inc.	883,616	65,767,539

Industrial Conglomerates–2.17%

General Electric Co.	8,654,241	179,575,501

Industrial Machinery–2.22%

Ingersoll-Rand PLC	4,339,500	184,038,195

Integrated Oil & Gas–7.44%

BP PLC -ADR (United Kingdom)	4,642,398	185,231,680
Chevron Corp.	1,295,276	141,936,344
Murphy Oil Corp.	2,482,472	133,209,447
Royal Dutch Shell PLC -ADR (United Kingdom)	2,289,938	156,173,772
		616,551,243

Integrated Telecommunication Services–2.03%

AT&T Inc.	1,733,652	65,740,084
Verizon Communications Inc.	2,263,997	102,196,824
		167,936,908

Internet Software & Services–3.45%

eBay Inc. (b)	3,355,292	148,639,435
Yahoo! Inc. (b)	8,639,770	136,853,957
		285,493,392

Investment Banking & Brokerage–1.53%

Goldman Sachs Group, Inc. (The)	677,717	68,381,645
Morgan Stanley	4,269,231	58,317,696
		126,699,341

Life & Health Insurance–1.36%

Aflac, Inc.	678,722	29,714,449
MetLife, Inc.	2,689,475	82,755,146
		112,469,595

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

Managed Health Care–2.64%

UnitedHealth Group Inc.	2,974,181	$ 151,950,907
WellPoint, Inc.	1,249,767	66,600,084
		218,550,991

Movies & Entertainment–5.15%

News Corp. -Class B	7,078,021	164,139,307
Time Warner Inc.	2,437,848	95,368,614
Viacom Inc. -Class B	3,581,542	167,293,827
		426,801,748

Oil & Gas Drilling–0.55%

Noble Corp. (b)	1,226,168	45,368,216

Oil & Gas Equipment & Services–3.93%

Halliburton Co.	5,052,126	167,376,934
Weatherford International Ltd. (b)	13,096,274	157,810,102
		325,187,036

Oil & Gas Exploration & Production–1.07%

QEP Resources Inc.	2,945,741	88,460,602

Other Diversified Financial Services–6.62%

Bank of America Corp.	12,075,078	88,631,073
Citigroup Inc.	8,432,124	228,763,524
JPMorgan Chase & Co.	6,422,410	231,206,760
		548,601,357

Packaged Foods & Meats–3.61%

Kraft Foods Inc. -Class A	3,830,280	152,100,419
Unilever N.V. -New York Shares (Netherlands)	4,236,715	146,802,175
		298,902,594

Paper Products–2.07%

International Paper Co.	5,213,955	171,069,864

Pharmaceuticals–11.04%

Bristol-Myers Squibb Co.	4,736,361	168,614,452
GlaxoSmithKline PLC -ADR (United Kingdom)	2,038,793	93,784,478
Merck & Co., Inc.	4,287,454	189,376,843
Novartis AG (Switzerland)	1,116,928	65,446,053
Pfizer Inc.	9,064,450	217,909,378
Roche Holding AG -ADR (Switzerland)	1,633,708	72,561,794
Sanofi -ADR (France)	2,627,774	106,792,735
		914,485,733

Property & Casualty Insurance–4.01%

Allstate Corp. (The)	6,410,398	219,876,652
Travelers Cos., Inc. (The)	1,795,848	112,509,877
		332,386,529

Regional Banks–2.42%

Fifth Third Bancorp	5,453,008	75,360,570
PNC Financial Services Group, Inc.	2,121,709	125,393,002
		200,753,572

Semiconductors–0.74%

Intel Corp.	2,383,854	61,265,048

See accompanying notes which are an integral part of this schedule.

	Shares	Value

Soft Drinks–0.53%

PepsiCo, Inc.	603,579	$ 43,898,301

Specialty Stores–0.69%

Staples, Inc.	4,499,240	57,320,318

Systems Software–2.60%

Microsoft Corp.	7,304,941	215,276,611

Wireless Telecommunication Services–1.03%

Vodafone Group PLC -ADR (United Kingdom)	2,976,325	85,569,344
Total Common Stocks & Other Equity Interests (Cost $8,141,788,627)		8,169,748,692

Money Market Funds–1.23%

Liquid Assets Portfolio – Institutional Class (c)	51,006,303	51,006,303
Premier Portfolio – Institutional Class (c)	51,006,303	51,006,303
Total Money Market Funds (Cost $102,012,606)		102,012,606
TOTAL INVESTMENTS–99.86% (Cost $8,243,801,233)		8,271,761,298
OTHER ASSETS LESS LIABILITIES–0.14%		11,740,711
NET ASSETS–100.00%		$8,283,502,009

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Comstock Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,133,753,451	$138,007,847	$--	$8,271,761,298

Invesco Comstock Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2012 was $464,110,412 and $819,802,486, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 1,154,562,192
Aggregate unrealized (depreciation) of investment securities	(1,138,855,618)
Net unrealized appreciation of investment securities	$ 15,706,574
Cost of investments for tax purposes is $8,256,054,724.

NOTE 4 -- Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

Invesco Comstock Fund

Invesco Mid Cap Growth Fund
Effective September 24, 2012, Invesco Van Kampen Mid Cap Growth Fund was renamed Invesco Mid Cap Growth Fund.
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us VK-MCG-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.65%

Aerospace & Defense–2.19%

BE Aerospace, Inc. (b)	469,833	$18,431,549
Triumph Group, Inc.	352,091	22,016,250
		40,447,799

Apparel Retail–1.47%

American Eagle Outfitters, Inc.	1,299,140	27,048,095

Apparel, Accessories & Luxury Goods–2.94%

Michael Kors Holdings Ltd. (b)	696,226	28,747,172
Under Armour, Inc. -Class A (b)(c)	469,230	25,544,881
		54,292,053

Application Software–2.59%

Autodesk, Inc. (b)	363,696	12,336,568
Citrix Systems, Inc. (b)	304,069	22,099,735
Salesforce.com, Inc. (b)	106,960	13,301,546
		47,737,849

Asset Management & Custody Banks–2.05%

Affiliated Managers Group, Inc. (b)	338,677	37,792,966

Automobile Manufacturers–1.47%

Tesla Motors, Inc. (b)(c)	988,819	27,113,417

Biotechnology–5.68%

Alexion Pharmaceuticals, Inc. (b)	204,813	21,474,643
Amarin Corp. PLC -ADR (Ireland) (b)	500,461	5,860,398
BioMarin Pharmaceutical Inc. (b)	752,768	29,576,255
Medivation Inc. (b)	211,845	21,120,947
Onyx Pharmaceuticals, Inc. (b)	356,735	26,744,423
		104,776,666

Broadcasting–2.21%

Discovery Communications, Inc. -Class A (b)	806,076	40,811,628

Building Products–1.48%

Lennox International Inc.	623,147	27,212,829

Communications Equipment–0.92%

F5 Networks, Inc. (b)	153,703	14,352,786
Palo Alto Networks, Inc. (b)	44,949	2,568,386
		16,921,172

Computer Storage & Peripherals–0.45%

NetApp, Inc. (b)	255,555	8,348,982

	Shares	Value

Construction & Engineering–0.97%

MasTec Inc. (b)	1,119,528	$17,867,667

Consumer Finance–2.19%

Discover Financial Services	1,124,777	40,446,981

Data Processing & Outsourced Services–2.28%

Alliance Data Systems Corp. (b)	209,332	27,213,160
VeriFone Systems, Inc. (b)	410,798	14,907,859
		42,121,019

Electrical Components & Equipment–3.62%

AMETEK, Inc.	1,102,417	34,174,927
Polypore International, Inc. (b)(c)	494,705	18,383,238
Regal-Beloit Corp.	220,739	14,208,969
		66,767,134

Electronic Components–1.63%

Amphenol Corp. -Class A	510,197	30,040,399

Food Retail–1.31%

Whole Foods Market, Inc.	263,147	24,151,632

General Merchandise Stores–1.56%

Dollar Tree, Inc. (b)	571,355	28,762,011

Health Care Equipment–1.96%

Hologic, Inc. (b)	1,236,941	22,908,148
Varian Medical Systems, Inc. (b)	243,385	13,283,953
		36,192,101

Health Care Facilities–1.40%

Universal Health Services, Inc. -Class B	662,926	25,907,148

Health Care Services–3.94%

DaVita, Inc. (b)	290,780	28,618,568
Express Scripts Holding Co. (b)	401,291	23,250,800
HMS Holdings Corp. (b)	606,912	20,883,842
		72,753,210

Homebuilding–1.37%

Toll Brothers, Inc. (b)	868,553	25,335,691

Hotels, Resorts & Cruise Lines–1.44%

Starwood Hotels & Resorts Worldwide, Inc.	490,625	26,567,344

Household Products–1.54%

Church & Dwight Co., Inc.	492,656	28,381,912

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Human Resource & Employment Services–1.19%

Robert Half International, Inc.	813,661	$21,976,984

Industrial Gases–1.51%

Airgas, Inc.	349,901	27,754,147

Industrial Machinery–3.13%

Flowserve Corp.	312,224	37,460,635
Graco Inc.	442,627	20,307,727
		57,768,362

Internet Software & Services–2.48%

Equinix, Inc. (b)	179,187	31,927,540
Facebook Inc. -Class B (Acquired 04/04/12-04/05/12; Cost $24,794,390)(b)(d)	745,526	13,757,564
		45,685,104

IT Consulting & Other Services–2.03%

Cognizant Technology Solutions Corp. -Class A (b)	420,312	23,861,112
Teradata Corp. (b)	201,306	13,612,312
		37,473,424

Life Sciences Tools & Services–1.41%

Agilent Technologies, Inc.	677,733	25,950,397

Managed Health Care–0.61%

Aveta, Inc. (Acquired 12/21/05- 02/21/06; Cost $13,947,028)(b)(d)	1,014,837	11,163,207

Metal & Glass Containers–0.86%

Owens-Illinois, Inc. (b)	863,774	15,936,630

Movies & Entertainment–1.57%

Cinemark Holdings, Inc.	1,236,259	28,903,735

Oil & Gas Equipment & Services–2.95%

Cameron International Corp. (b)	599,596	30,141,691
Weatherford International Ltd. (b)	2,016,794	24,302,368
		54,444,059

Oil & Gas Exploration & Production–2.04%

Pioneer Natural Resources Co.	261,970	23,218,401
Whiting Petroleum Corp. (b)	357,724	14,452,050
		37,670,451

Pharmaceuticals–1.40%

Endo Health Solutions Inc. (b)	440,578	13,098,384
Medicis Pharmaceutical Corp. -Class A	384,513	12,658,168
		25,756,552

Railroads–1.64%

Kansas City Southern	414,544	30,178,803

	Shares	Value

Regional Banks–1.01%

First Republic Bank	569,769	$18,534,586

Restaurants–2.18%

Chipotle Mexican Grill, Inc. (b)	80,149	23,429,957
Jack in the Box Inc. (b)	620,772	16,754,636
		40,184,593

Semiconductors–3.71%

Avago Technologies Ltd.	762,742	28,221,454
Broadcom Corp. -Class A (b)	457,871	15,512,670
ON Semiconductor Corp. (b)	3,551,949	24,650,526
		68,384,650

Soft Drinks–2.11%

Monster Beverage Corp. (b)	584,917	38,879,433

Specialty Chemicals–2.25%

Albemarle Corp.	371,352	21,620,113
LyondellBasell Industries N.V. -Class A	446,241	19,871,112
		41,491,225

Specialty Stores–7.91%

Dick’s Sporting Goods, Inc.	732,553	35,983,003
GNC Holdings, Inc. -Class A	690,177	26,592,520
PetSmart, Inc.	412,978	27,301,976
Tractor Supply Co.	295,083	26,814,192
Ulta Salon, Cosmetics & Fragrance, Inc.	343,637	29,167,909
		145,859,600

Steel–1.03%

Allegheny Technologies, Inc.	632,178	18,984,305

Systems Software–1.02%

Red Hat, Inc. (b)	351,208	18,845,821

Technology Distributors–1.21%

Avnet, Inc. (b)	710,257	22,373,095

Trucking–1.47%

J.B. Hunt Transport Services, Inc.	492,623	27,104,117

Wireless Telecommunication Services–2.27%

SBA Communications Corp. -Class A (b)	709,375	41,895,687
Total Common Stocks & Other Equity Interests (Cost $1,642,971,903)		1,800,996,672

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Money Market Funds–3.05%

Liquid Assets Portfolio – Institutional Class (e)	28,152,862	$28,152,862
Premier Portfolio – Institutional Class (e)	28,152,862	28,152,862
Total Money Market Funds (Cost $56,305,724)		56,305,724
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.70% (Cost $1,699,277,627)		1,857,302,396

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.90%

Liquid Assets Portfolio - Institutional Class (Cost $53,459,275)(e)(f)	53,459,275	53,459,275
TOTAL INVESTMENTS–103.60% (Cost $1,752,736,902)		1,910,761,671
OTHER ASSETS LESS LIABILITIES–(3.60)%		(66,316,184)
NET ASSETS–100.00%		$1,844,445,487

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2012.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $24,920,771, which represented 1.35% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Mid Cap Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,885,840,900	$24,920,771	$—	$1,910,761,671

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2012 was $354,526,105 and $315,746,733, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$262,765,089
Aggregate unrealized (depreciation) of investment securities	(106,096,319)
Net unrealized appreciation of investment securities	$156,668,770
Cost of investments for tax purposes is $1,754,092,901.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund
Effective September 24, 2012, Invesco Van Kampen Small Cap Value Fund was renamed Invesco Small Cap Value Fund. Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us VK-SCV-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks–94.32%

Aerospace & Defense–0.98%

AAR Corp.	1,409,415	$20,027,787

Air Freight & Logistics–2.11%

UTi Worldwide, Inc.	3,263,100	43,236,075

Apparel Retail–2.23%

Abercrombie & Fitch Co. -Class A	445,000	15,041,000
Guess?, Inc.	1,011,900	30,458,190
		45,499,190

Apparel, Accessories & Luxury Goods–2.71%

Jones Group Inc. (The)	3,539,400	37,411,458
Maidenform Brands, Inc. (b)	850,025	17,918,527
		55,329,985

Asset Management & Custody Banks–1.88%

Janus Capital Group Inc.	5,305,800	38,360,934

Auto Parts & Equipment–0.52%

Modine Manufacturing Co. (b)	1,582,871	10,621,064

Automobile Manufacturers–0.59%

Winnebago Industries, Inc. (b)	1,189,415	12,048,774

Computer Storage & Peripherals–1.83%

Synaptics Inc. (b)	1,421,800	37,507,084

Construction & Engineering–1.93%

Aegion Corp. (b)(c)	2,274,100	39,569,340

Construction & Farm Machinery & Heavy Trucks–3.82%

Terex Corp. (b)	2,482,400	48,406,800
WABCO Holdings Inc. (b)	541,500	29,739,180
		78,145,980

Consumer Electronics–2.11%

Harman International Industries, Inc.	1,068,159	43,100,216

Data Processing & Outsourced Services–0.65%

Euronet Worldwide, Inc. (b)	723,486	13,225,324

Diversified Metals & Mining–0.74%

Globe Specialty Metals Inc.	1,212,300	15,190,119

Education Services–1.45%

Grand Canyon Education, Inc. (b)	1,776,309	29,557,782

	Shares	Value

Electrical Components & Equipment–2.76%

Belden Inc.	1,753,853	$56,351,297

Electronic Components–1.30%

Rogers Corp. (b)	740,253	26,538,070

Electronic Equipment & Instruments–0.31%

Checkpoint Systems, Inc. (b)	829,286	6,377,209

Electronic Manufacturing Services–7.42%

Flextronics International Ltd. (Singapore)(b)	5,034,300	32,269,863
Jabil Circuit, Inc.	2,400,600	52,093,020
Methode Electronics, Inc. (c)	2,560,881	22,535,753
Sanmina-SCI Corp. (b)(c)	5,250,394	44,838,365
		151,737,001

Gas Utilities–0.64%

UGI Corp.	424,400	13,007,860

Health Care Facilities–5.86%

Brookdale Senior Living Inc. (b)	2,154,700	35,466,362
Health Management Associates Inc. -Class A (b)	6,940,508	45,668,543
Universal Health Services, Inc. -Class B	453,737	17,732,042
VCA Antech, Inc. (b)	1,150,507	20,939,227
		119,806,174

Health Care Services–1.14%

AMN Healthcare Services, Inc. (b)(c)	4,001,298	23,367,580

Health Care Supplies–3.03%

Alere, Inc. (b)	3,281,523	61,922,339

Home Entertainment Software–0.17%

THQ Inc. (b)(c)	671,572	3,458,595

Homebuilding–2.35%

PulteGroup Inc. (b)	3,498,800	39,536,440
Ryland Group, Inc. (The)	359,535	8,585,696
		48,122,136

Human Resource & Employment Services–1.92%

Manpower, Inc.	1,102,102	39,212,789

Investment Banking & Brokerage–0.42%

FBR & Co. (b)(c)	2,947,933	8,578,485

IT Consulting & Other Services–1.66%

CIBER, Inc. (b)(c)	5,977,400	22,415,250

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

	Shares	Value

IT Consulting & Other Services–(continued)

iGATE Corp. (b)	728,830	$11,588,397
		34,003,647

Life & Health Insurance–2.15%

CNO Financial Group, Inc.	5,298,188	43,921,978

Life Sciences Tools & Services–1.58%

PerkinElmer, Inc.	1,263,400	32,279,870

Managed Health Care–0.25%

Triple-S Management Corp. -Class B (Puerto Rico) (b)	277,044	5,047,742

Office Services & Supplies–2.88%

ACCO Brands Corp. (b)	4,222,312	35,762,983
Interface, Inc.	1,740,437	23,078,194
		58,841,177

Oil & Gas Equipment & Services–3.79%

Global Geophysical Services, Inc. (b)	1,410,200	8,277,874
ION Geophysical Corp. (b)	5,395,043	35,877,036
Superior Energy Services, Inc. (b)	1,539,880	33,369,200
		77,524,110

Oil & Gas Exploration & Production–0.73%

Goodrich Petroleum Corp. (b)	1,283,700	14,890,920

Paper Packaging–1.92%

Sealed Air Corp.	2,420,200	39,207,240

Property & Casualty Insurance–2.46%

AmTrust Financial Services, Inc.	746,554	22,239,844
Argo Group International Holdings, Ltd. (Bermuda)	955,000	28,086,550
		50,326,394

Regional Banks–5.84%

First Horizon National Corp.	5,228,867	43,033,575
First Niagara Financial Group, Inc.	2,947,217	22,339,905
Zions Bancorp.	2,967,500	54,008,500
		119,381,980

Reinsurance–3.22%

Reinsurance Group of America, Inc.	412,494	22,963,541
Validus Holdings, Ltd. (Bermuda)	1,320,400	42,952,612
		65,916,153

Research & Consulting Services–3.38%

Dun & Bradstreet Corp. (The)	504,100	40,423,779
Resources Connection Inc. (c)	2,542,614	28,706,112
		69,129,891

	Shares	Value

Restaurants–2.76%

Sonic Corp. (b)(c)	5,706,122	$56,490,608

Semiconductor Equipment–2.01%

Advanced Energy Industries, Inc. (b)	1,807,700	22,270,864
Lam Research Corp. (b)	545,063	18,755,618
		41,026,482

Semiconductors–5.19%

Lattice Semiconductor Corp. (b)(c)	10,928,800	40,545,848
Microsemi Corp. (b)	2,041,600	39,525,376
ON Semiconductor Corp. (b)	3,742,800	25,975,032
		106,046,256

Specialized Consumer Services–0.68%

H&R Block, Inc.	862,300	13,908,899

Specialty Chemicals–0.08%

Ferro Corp. (b)	513,640	1,576,875

Trading Companies & Distributors–2.87%

AerCap Holdings N.V. (Netherlands)(b)	5,168,177	58,607,127
Total Common Stocks (Cost $1,862,627,979)		1,928,026,538

Money Market Funds–6.67%

Liquid Assets Portfolio – Institutional Class (d)	68,186,706	68,186,706
Premier Portfolio – Institutional Class (d)	68,186,706	68,186,706
Total Money Market Funds (Cost $136,373,412)		136,373,412
TOTAL INVESTMENTS–100.99% (Cost $1,999,001,391)		2,064,399,950
OTHER ASSETS LESS LIABILITIES–(0.99)%		(20,184,282)
NET ASSETS–100.00%		$2,044,215,668

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2012 was $290,505,936, which represented 14.21% of the Fund’s Net Assets. See NOTE 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Value Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,064,399,950	$—	$—	$2,064,399,950

Invesco Small Cap Value Fund

NOTE 3 — Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in affiliates for the three months ended July 31, 2012.

	Value 04/30/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/12	Dividend Income
Aegion Corp.(a)	$41,502,325	$—	$—	$(1,932,985)	$—	$39,569,340	$—
AMN Healthcare Services, Inc.	26,848,710	—	—	(3,481,130)	—	23,367,580	—
CIBER, Inc.	24,865,984	—	—	(2,450,734)	—	22,415,250	—
FBR & Co.(b)	15,850,445	—	(8,341,759)	3,943,454	(2,873,655)	8,578,485	—
Lattice Semiconductor Corp.	36,698,844	16,750,245	—	(12,903,241)	—	40,545,848	—
Methode Electronics, Inc.	21,639,444	—	—	896,309	—	22,535,753	179,262
Resources Connection Inc.	33,003,130	—	—	(4,297,018)	—	28,706,112	127,131
Sanmina-SCI Corp.	44,339,747	2,316,292	—	(1,817,674)	—	44,838,365	—
Sonic Corp.	41,135,387	60,565	—	15,294,656	—	56,490,608	—
THQ Inc.	4,549,227	—	—	(1,090,632)	—	3,458,595	—
Total	$290,433,243	$19,127,102	$(8,341,759)	$(7,838,995)	$(2,873,655)	$290,505,936	$306,393

(a)	Issuer formerly known as Insituform Technologies, Inc.
(b)	Issuer formerly known as FBR Capital Markets Corp.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2012 was $261,404,772 and $377,055,332, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$208,272,696
Aggregate unrealized (depreciation) of investment securities	(156,675,995)
Net unrealized appreciation of investment securities	$51,596,701
Cost of investments for tax purposes is $2,012,803,249.

Invesco Small Cap Value Fund

Invesco Value Opportunities Fund
Effective September 24, 2012, Invesco Van Kampen Value Opportunities Fund was renamed Invesco Value Opportunities Fund.
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us VK-VOPP-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.15%

Advertising–6.25%

Omnicom Group Inc.	1,107,194	$55,558,995

Aerospace & Defense–1.83%

Honeywell International Inc.	280,716	16,295,564

Asset Management & Custody Banks–1.69%

Bank of New York Mellon Corp. (The)	707,331	15,052,004

Automobile Manufacturers–2.03%

Renault S.A. (France)	415,709	18,044,209

Brewers–3.53%

Molson Coors Brewing Co. -Class B	740,742	31,348,201

Cable & Satellite–3.02%

Time Warner Cable Inc.	315,676	26,810,363

Computer Hardware–5.78%

Apple Inc.	48,417	29,571,167
Dell Inc. (b)	641,751	7,624,002
Hewlett-Packard Co.	779,692	14,221,582
		51,416,751

Department Stores–2.10%

Macy’s, Inc.	521,579	18,693,391

Diversified Banks–6.34%

Comerica Inc.	335,913	10,147,932
U.S. Bancorp	437,721	14,663,653
Wells Fargo & Co.	933,397	31,558,153
		56,369,738

General Merchandise Stores–2.27%

Target Corp.	332,103	20,142,047

Household Products–2.01%

Procter & Gamble Co. (The)	276,870	17,869,190

Industrial Conglomerates–1.89%

General Electric Co.	809,008	16,786,916

Integrated Oil & Gas–13.45%

Chevron Corp.	353,959	38,786,827
Exxon Mobil Corp.	136,022	11,813,511
Petroleo Brasileiro S.A. -ADR (Brazil)	670,796	13,167,725
Royal Dutch Shell PLC -ADR (United Kingdom)	572,370	39,035,634
Total S.A. -ADR (France)	365,955	16,815,632
		119,619,329

Internet Software & Services–1.34%

Google Inc. -Class A (b)	18,832	11,920,091

	Shares	Value

Investment Banking & Brokerage–2.16%

Goldman Sachs Group, Inc. (The)	93,344	$9,418,410
Morgan Stanley	715,726	9,776,817
		19,195,227

Life & Health Insurance–1.34%

MetLife, Inc.	386,376	11,888,789

Managed Health Care–3.22%

UnitedHealth Group Inc.	362,549	18,522,628
WellPoint, Inc.	189,100	10,077,139
		28,599,767

Oil & Gas Drilling–1.10%

Noble Corp. (b)	263,258	9,740,546

Other Diversified Financial Services–7.24%

Bank of America Corp.	1,531,207	11,239,059
Citigroup Inc.	605,680	16,432,099
JPMorgan Chase & Co.	1,020,218	36,727,848
		64,399,006

Pharmaceuticals–4.74%

Bristol-Myers Squibb Co.	386,583	13,762,355
Pfizer Inc.	1,179,000	28,343,160
		42,105,515

Property & Casualty Insurance–16.22%

Allied World Assurance Co. Holdings AG	269,958	20,362,932
Allstate Corp. (The)	684,066	23,463,464
Aspen Insurance Holdings Ltd.	925,324	26,593,812
Chubb Corp. (The)	785,350	57,087,091
Travelers Cos., Inc. (The)	266,658	16,706,124
		144,213,423

Steel–1.16%

POSCO -ADR (South Korea)	130,202	10,354,965

Wireless Telecommunication Services–2.44%

Vodafone Group PLC -ADR (United Kingdom)	755,647	21,724,851
Total Common Stocks & Other Equity Interests (Cost $729,334,458)		828,148,878

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Value Opportunities Fund

	Shares	Value

Money Market Funds–5.66%

Liquid Assets Portfolio – Institutional Class (c)	25,162,777	$25,162,777
Premier Portfolio – Institutional Class (c)	25,162,776	25,162,776
Total Money Market Funds (Cost $50,325,553)		50,325,553
TOTAL INVESTMENTS–98.81% (Cost $779,660,011)		878,474,431
OTHER ASSETS LESS LIABILITIES–1.19%		10,558,339
NET ASSETS–100.00%		$889,032,770

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen Value Opportunities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Van Kampen Value Opportunities Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$860,430,222	$18,044,209	$—	$878,474,431

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2012 was $26,336,680 and $80,027,988, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$180,503,796
Aggregate unrealized (depreciation) of investment securities	(94,703,928)
Net unrealized appreciation of investment securities	$85,799,868
Cost of investments for tax purposes is $792,674,563.

NOTE 4 — Subsequent Event

Effective September 24, 2012, “Van Kampen” was removed from the name of the Fund and the Institutional Class shares will be renamed Class R5 shares.

Invesco Van Kampen Value Opportunities Fund

Item 2.  Controls and Procedures.

(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	September 28, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	September 28, 2012

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	September 28, 2012

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.